Income Taxes (Details Narrative)	Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 24,400,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	20,600,000
Non U S N O L [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 3,800,000